CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND

Class N (RIMOX)

Supplement dated April 18, 2018, to the Prospectus dated February 5, 2018

The section titled “Portfolio Manager” on page 40 is replaced in its entirety with the following:

PORTFOLIO MANAGER

Garrett D’Alessandro, the Adviser’s President and Chief Executive Officer, and Matthew Peron, the Adviser’s Chief Investment Officer, are primarily responsible for the day-to-day management of the Fund. Mr. D’Alessandro has served as portfolio manager for the Fund since May 2016. Mr. Peron has served as portfolio manager for the Fund since April 2018. George Goudelias, Senior Portfolio Manager and Head of Leveraged Finance of Seix Investment Advisors LLC, and Mark E. Durbiano, a Senior Vice President, Senior Portfolio Manager, Head of Domestic High Yield Group, and Head of Bond Sector Pod/Committee of Federated Investment Management Company, have each managed a portion of the Fund and Predecessor Fund since the inception of the Predecessor Fund in 2009. Stefan Pinter, Chief Executive Officer and Chief Investment Officer of GML Capital LLP, and Theodore Stohner and Maxim Matveev, Portfolio Managers of GML Capital LLP, have as a team managed a portion of the Fund and the Predecessor Fund since 2011. Simon Milledge, Portfolio Manager of GML Capital LLP, has managed a portion of the Fund since December 2017. Graham Rainbow, European Loan Portfolio Manager of Alcentra Limited, has managed a portion of the Fund since 2014. Ashmore Investment Management Limited (“Ashmore”) has a collective, team-based approach to investment management and its Ashmore Investment Committee has, as a team, managed a portion of the Fund since 2014. The members of the Ashmore Investment Committee are Mark Coombs, Chief Executive Officer and Chairman, Herbert Saller, Senior Portfolio Manager and Head of External Debt, Ricardo Xavier, Senior Portfolio Manager and Head of Local Currency, Robin Forrest, Senior Portfolio Manager and Head of Corporate Debt, Fernando Assad, Senior Portfolio Manager and Head of Multi-Asset, and Jan Dehn, Head of Research. Michael Krasnerman, Chief Executive Officer and portfolio manager of AllFinancial Partners II, LLC, has managed a portion of the Fund since 2014. Hiram Hamilton, Portfolio Manager, Global Head of Structured Credit at Alcentra NY, LLC, and Cathy Bevan, Deputy Portfolio Manager, CLO Funds at Alcentra Limited, have managed a portion of the Fund since December 2017.

The subsection titled “City National Rochdale, LLC” on pg. 76 under the section titled “Fixed Income Opportunities Fund” is replaced in its entirety with the following:

FIXED INCOME OPPORTUNITIES FUND

City National Rochdale, LLC. Garrett D’Alessandro and Matthew Peron are portfolio managers for the Fixed Income Opportunities Fund.

Garrett R. D’Alessandro is the Adviser’s President and Chief Executive Officer and has over 27 years of experience in the investment industry. He joined the Adviser in 1986. Mr. D’Alessandro, a Chartered Financial Analyst, holds an MBA in Finance from the Stern School of Business at New York University

Matthew Peron is the Adviser’s Chief Investment Officer. He joined the Adviser in 2018. As CIO, he is responsible for developing the firm's investment philosophy, and overseeing the firm's asset allocation and investment strategies. Prior to joining the firm, Mr. Peron served as Executive Vice President and Managing Director of Global Equity at Northern Trust in Chicago. Prior to that role, he served as the director of equity research and was lead manager on several fundamental and quantitative strategies. Mr. Peron earned an MBA from the University of Chicago and a BS in Electrical Engineering from Swarthmore College.

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CNR-SK- 039-0100

CITY NATIONAL ROCHDALE FUNDS

STATEMENT OF ADDITIONAL INFORMATION

CITY NATIONAL ROCHDALE FUNDS

400 North Roxbury Drive, Beverly Hills, California 90210

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND

Servicing Class (CNIXX)

Class N (CNGXX)

Class S (CNFXX)

CITY NATIONAL ROCHDALE GOVERNMENT BOND FUND

Institutional Class (CNIGX)

Servicing Class (CNBIX)

Class N (CGBAX)

CITY NATIONAL ROCHDALE CORPORATE BOND FUND

Servicing Class (CNCIX)

Class N (CCBAX)

CITY NATIONAL ROCHDALE CALIFORNIA TAX EXEMPT BOND FUND

Servicing Class (CNTIX)

Class N (CCTEX)

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND

Servicing Class (CNRMX)

Class N (CNRNX)

CITY NATIONAL ROCHDALE HIGH YIELD BOND FUND

Institutional Class (CNIHX)

Servicing Class (CHYIX)

Class N (CHBAX)

CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND

Institutional Class (CNIRX)

Class N (RIMCX)

CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND

Class N (RIMOX)

CITY NATIONAL ROCHDALE DIVIDEND & INCOME FUND

Class N (RIMHX)

CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND

Institutional Class (CNRUX)

Servicing Class (CNRVX)

Class N (CNRWX)

CITY NATIONAL ROCHDALE EMERGING MARKETS FUND

Class N (RIMIX)

Class Y (CNRYX)

Supplement dated April 18, 2018, to the Statement of Additional Information (“SAI”) dated January 31, 2018, as amended and restated February 13, 2018

The footnotes to the Trustees tables beginning on pg. 58 under the section Management of the Trust are replaced in their entirety with the following:

(1)	The Trustees serve for terms of office as follows:

Name of Trustee	End of Term of Office
Vernon C. Kozlen	December 31, 2020
James R. Wolford	March 29, 2023
Andrew S. Clare	December 31, 2020*
Daniel A. Hanwacker	March 29, 2023
Jon C. Hunt	March 29, 2023
Jay C. Nadel	March 29, 2023
*	Subject to extension by the Board for up to two years.

(2)	“Fund complex” is defined as two or more registered investment companies that hold themselves out to investors as related companies or have a common investment adviser or affiliated investment advisers and in this case includes the following registered closed-end funds: City National Rochdale High Yield Alternative Strategies Master Fund LLC, City National Rochdale High Yield Alternative Strategies Fund LLC, City National Rochdale High Yield Alternative Strategies Fund TEI LLC, City National Rochdale Structured Claims Fixed Income Fund LLC and City National Rochdale Select Strategies Fund.
(3)	Mr. Clare is an “interested person” of the Trust, as defined in the 1940 Act, by virtue of the provision of significant legal services by him and his law firm to CNB.

The Officers table beginning on pg. 61 under the section Management of the Trust is replaced in its entirety with the following:

Officers

Name Address Age	Position with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years

Garrett R. D’Alessandro City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 60	President and Chief Executive Officer	Since 2013	Chief Executive Officer, City National Rochdale (1986- present); Chief Investment Officer, City National Rochdale (April 2016 – present).

Name Address Age	Position with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years
Eric Kleinschmidt SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Age: 49	Treasurer	Since 2005	Director of Fund Accounting, SEI Investments Company (2004-present). Manager of Fund Accounting, SEI Investments (1999-2004).
Michael S. Lukaj City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 46	Vice President; Chief Compliance Officer (“CCO”); Anti-Money Laundering Officer & Identity Theft Program Officer	Since 2018	CCO, City National Rochdale (2018-present). CCO, Symphonic Financial Advisers LLC (2018 to Present). CCO, City National Rochdale Select Strategies Fund, City National Rochdale High Yield Alternative Strategies Master Fund LLC, City National Rochdale High Yield Alternative Strategies Fund LLC, City National Rochdale High Yield Alternative Strategies Fund TEI LLC, and City National Rochdale Structured Claims Fixed Income Fund LLC (2018-present). Director, Credit Suisse Asset Management (2015-2018). CCO, Columbus Circle Investors (2013-2015). Director and CCO, Guggenheim Partners (2007-2012).
Lisa Whittaker SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Age: 39	Vice President and Assistant Secretary	Since 2012	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
Mitchell Cepler City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 35	Vice President and Assistant Treasurer	Since 2015	Group Finance Manager, City National Rochdale (2011 – present). Manager, Financial Planning and Analysis, ESP Technologies Corporation (2008- 2011).
Kurt Hawkesworth City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 46	Vice President and Secretary	Since 2013	Chief Operating Officer, City National Rochdale (2003-present).
Anthony Sozio City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 46	Vice President and Assistant Secretary	Since 2013	Assistant Vice President of Registered Fund Operations, City National Rochdale (1998-present).
(1)	Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

The first paragraph in the subsection titled “Fixed Income Opportunities Fund” on pg. 82 under the section titled “Portfolio Managers” is replaced in its entirety with the following:

Fixed Income Opportunities Fund

Portions of the Fixed Income Opportunities Fund are managed by Garrett D’Alessandro and Matthew Peron of City National Rochdale, George Goudelias of Seix, Mark Durbiano of Federated, Stefan Pinter, Theodore Stohner, Maxim Matveev and Simon Milledge of GML Capital, Graham Rainbow of Alcentra, Hiram Hamilton of Alcentra NY and Cathy Bevan of Alcentra Limited, Mark Coombs, Robin Forrest, Herbert Saller, Ricardo Xavier, Fernando Assad and Jan Dehn of Ashmore, and Michael Krasnerman of AllFinancial.

The following is added immediately following Garrett D’Alessandro’s information in the subsection titled “City National Rochdale Portfolio Managers” under the section titled “Fixed Income Opportunities Fund” on pg. 82:

As of April 6, 2018, Mr. Peron manages the following accounts (including the Fixed Income Opportunities Fund):

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

As of April 6, 2018, Mr. Peron does not own shares of the Fixed Income Opportunities Fund.

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CNR-SK-040-0100